Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for First PEO(1) ($)	Compensation Actually Paid to First PEO(2) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to Second PEO(2) ($)	Summary Compensation Table Total for Third PEO(1) ($)	Compensation Actually Paid to Third PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in millions) (7) ($)	Adjusted EBITDA (in millions) (8) ($)
									Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)

2024	15,044,937	14,425,587	6,191,573	1,784,689	12,050,065	(1,069,501)	3,556,530	1,826,605	59.38	105.42	(2,052.0)	542.9
2023	—	—	—	—	6,757,143	3,955,336	2,924,669	2,029,077	98.23	106.34	(10.1)	723.2
2022	—	—	—	—	12,885,604	6,654,018	3,831,285	2,506,945	114.18	99.81	548.7 (9)	1,331.0 (9)
2021	—	—	—	—	5,464,148	3,080,082	2,465,773	1,985,148	179.91	125.33	704.2	970.8
2020	—	—	—	—	7,177,709	27,887,022	2,193,998	8,787,817	239.44	130.04	810.3	1,115.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table for Mr. Blaser, our President and CEO since May 2024 (“First PEO”), Mr. Iskra, our former interim CEO from February through May 2024 (“Second PEO”) and Mr. Bryant, who served as our President and CEO for all years in the table until February 2024 (“Third PEO”). In 2024, in connection with Mr. Iskra’s termination by us without Cause in November 2024, he received $2,601,801, which was comprised of (a) his severance benefits pursuant to the terms of his Severance and CIC Agreement and (b) his Cash Retention Award that was granted in February 2024 in the amount of $639,630, which became payable upon his termination. In 2024, in connection with Mr. Bryant’s termination by us without Cause in February 2024, he received severance benefits pursuant to the terms of his Severance and CIC Agreement in the amount of $5,604,225. In 2022, Mr. Bryant received a success cash bonus award and 25% of his integration/retention cash bonus award that was paid upon the closing of the Combinations and the remaining 75% was paid in 2023.The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding our CEOs) in the “Total” column of the Summary Compensation Table for each applicable year. The names of each of the NEOs (excluding our CEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (a) for 2024, Mr. Busky, Ms. Hodges, Mr. McLellan, our COO since November 2024, Dr. Siegrist, our EVP of R&D and CTO since October 2024, Mr. Bujarski, our former interim President, EVP and COO until November 2024, and Mr. Klein, our former SVP, CAO until March 2024; (b) for 2023, Messrs. Busky, Bujarski and Iskra and Dr. Kroll; (c) for 2022, Mr. Steward, who served as our CFO until May 27, 2022, Mr. Busky, who became our CFO effective May 27, 2022, Mr. Bujarski, Ms. Hodges and Dr. Kroll; (d) for 2021, Messrs. Steward and Bujarski, Ms. Hodges and Dr. Kroll; and (e) for 2020, Messrs. Steward and Bujarski, Dr. Kroll and Ratan S. Borkar. In 2024, in connection with Mr. Bujarski’s termination by us without Cause in November 2024, he received $2,848,252, which was comprised of (i) his severance benefits pursuant to the terms of his Severance and CIC Agreement and (ii) his Cash Retention Award that was granted in February 2024 in the amount of $639,630, which became payable upon his termination. In 2022, Messrs. Bujarski and Steward, Ms. Hodges and Dr. Kroll received a success cash bonus award and/or 25% of their integration/retention cash bonus award that were paid upon the closing of the Combinations, with the remaining 75% paid in 2023. Mr. Busky also received a transaction bonus and 40% of his retention bonus that was paid upon the closing of the Combinations, with the remaining 60% paid in 2023.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Healthcare Composite Index.
PEO Total Compensation Amount		$ 6,757,143	$ 12,885,604	$ 5,464,148	$ 7,177,709
PEO Actually Paid Compensation Amount		3,955,336	6,654,018	3,080,082	27,887,022
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to First PEO ($)

2024	15,044,937	(13,434,938)	12,815,588	14,425,587

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Second PEO ($)

2024	6,191,573	(2,999,917)	(1,406,967)	1,784,689

Year	Reported Summary Compensation Table Total for Third PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Third PEO ($)

2024	12,050,065	(6,199,879)	(6,919,687)	(1,069,501)
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The equity award adjustments for each applicable year include, if applicable, the addition (or subtraction, as applicable) of the following:
i.the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the year;
ii.the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the applicable year;
iii.for awards that were granted and vested in the applicable year, the fair value as of the vesting date;
iv.for awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.for awards granted in prior years that failed to meet the vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
vi.the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for our First PEO, Second PEO and Third PEO are as follows:
First PEO

Year	Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)

2024	12,815,588	N/A	N/A	N/A	N/A	N/A	12,815,588
Second PEO

Year	Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)

2024	N/A	N/A	773,058	(401,551)	(1,778,474)	N/A	(1,406,967)
Third PEO

Year	Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)

2024	N/A	N/A	N/A	(517,167)	(6,402,520)	N/A	(6,919,687)

Non-PEO NEO Average Total Compensation Amount	$ 3,556,530	2,924,669	3,831,285	2,465,773	2,193,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,826,605	2,029,077	2,506,945	1,985,148	8,787,817
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEOs), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEOs) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEOs) for each year to determine the compensation actually paid, using the same methodology described in Note 2 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	3,556,530	(2,073,055)	343,130	1,826,605
a.The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year ($)	Year-over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change from End of Prior Year to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value ($)	Total Average Equity Award Adjustments ($)

2024	1,237,189	(259,624)	128,843	(234,537)	(528,741)	N/A	343,130

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures

Adjusted EBITDA
Revenue
TSR

Total Shareholder Return Amount	$ 59.38	98.23	114.18	179.91	239.44
Peer Group Total Shareholder Return Amount	105.42	106.34	99.81	125.33	130.04
Net Income (Loss)	$ (2,052,000,000)	$ (10,100,000)	$ 548,700,000	$ 704,200,000	$ 810,300,000
Company Selected Measure Amount	542.9	723,200,000	1,331,000,000	970,800,000	1,115,300,000
Additional 402(v) Disclosure	In 2022, Net Income decreased to $548.7 million while Adjusted EBITDA increased to $1,331.0 million, primarily due to the closing of the Combinations, which resulted in one-time increased costs in 2022, including higher depreciation and amortization expense, acquisition and integration costs and interest expenses (the “Increased Costs”). Specifically, the 2022 decrease in Net Income was impacted by the Increased Costs while the 2022 increase in Adjusted EBITDA was primarily driven by the inclusion of Ortho’s Adjusted EBITDA and the Increased Costs were excluded from Adjusted EBITDA, as described in Note 8 above.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA consists of net income before interest expense, net, provision for (benefit from) income taxes and depreciation and amortization and eliminates (a) certain non-operating income or expense items and (b) impacts of certain non-cash, unusual or other items that are included in net income, which we do not consider indicative of our ongoing operating performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,044,937
PEO Actually Paid Compensation Amount	$ 14,425,587
PEO Name	Brian J. Blaser
First PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,434,938)
First PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,815,588
First PEO [Member] | Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,815,588
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,191,573
PEO Actually Paid Compensation Amount	$ 1,784,689
PEO Name	Michael S. Iskra
Second PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,999,917)
Second PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,406,967)
Second PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	773,058
Second PEO [Member] | Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(401,551)
Second PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,778,474)
Third PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	12,050,065
PEO Actually Paid Compensation Amount	$ (1,069,501)
PEO Name	Douglas C. Bryant
Third PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,199,879)
Third PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,919,687)
Third PEO [Member] | Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(517,167)
Third PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,402,520)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,073,055)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	343,130
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,237,189
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,843
Non-PEO NEO | Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(234,537)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(528,741)
Non-PEO NEO | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (259,624)